Business segment information - Information by business segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business segment information
Number of business segments | segment	4
Sales	$ 205,863	$ 140,685	$ 200,316
Excise taxes	(21,229)	(20,981)	(24,067)
Revenues from sales	184,634	119,704	176,249
Operating expenses	(146,256)	(103,755)	(144,261)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,556)	(22,264)	(15,731)
Operating income	24,822	(6,315)	16,257
Net income (loss) from equity affiliates and other items	2,656	1,407	3,405
Tax on net operating income	(9,762)	(660)	(6,226)
Net operating income	17,716	(5,568)	13,436
Net cost of net debt	(1,350)	(1,768)	(1,998)
Non-controlling interests	(334)	94	(171)
NET INCOME - TotalEnergies SHARE	16,032	(7,242)	11,267
Total expenditures	16,589	15,534	19,237
Total divestments	2,933	2,455	2,060
Cash flow from operating activities	30,410	14,803	24,685
Property, plant and equipment, intangible assets, net	139,043	141,863	149,586
Investments & loans in equity affiliates	31,053	27,976	27,122
Other non-current assets	9,822	11,833	10,409
Working capital	(2,558)	(3,813)	(1,510)
Provisions and other non-current liabilities	(33,845)	(35,168)	(35,972)
Assets and liabilities classified as held for sale	338	533	794
CAPITAL EMPLOYED	143,853	143,224	150,429
Intercompany
Business segment information
Sales	(67,498)	(38,444)	(67,328)
Revenues from sales	(67,498)	(38,444)	(67,328)
Operating expenses	67,498	38,444	67,328
Integrated Gas, Renewables and Power
Business segment information
Sales	30,704	15,629	18,167
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,650)	(2,312)	(1,492)
Operating income	3,350	(527)	1,184
Net income (loss) from equity affiliates and other items	2,745	794	2,330
Tax on net operating income	(602)	71	(741)
Net operating income	5,493	338	2,773
Total expenditures	6,341	6,230	7,053
Total divestments	1,350	1,152	1,108
Cash flow from operating activities	827	2,129	3,461
Property, plant and equipment, intangible assets, net	31,525	30,704	29,597
Investments & loans in equity affiliates	20,501	16,455	15,271
Other non-current assets	3,359	3,647	2,993
Working capital	5,058	(1,004)	(1,192)
Provisions and other non-current liabilities	(4,495)	(4,566)	(5,488)
Assets and liabilities classified as held for sale	30	375	368
CAPITAL EMPLOYED	55,978	45,611	41,549
Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	34,964	17,632	20,992
Operating expenses	(29,964)	(15,847)	(18,316)
Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(4,260)	(2,003)	(2,825)
Exploration & Production
Business segment information
Sales	7,246	4,973	7,261
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,110)	(16,998)	(11,659)
Operating income	16,310	(5,514)	10,542
Net income (loss) from equity affiliates and other items	(760)	697	610
Tax on net operating income	(7,506)	(208)	(4,572)
Net operating income	8,044	(5,025)	6,580
Total expenditures	7,276	6,782	8,992
Total divestments	894	819	368
Cash flow from operating activities	22,009	9,922	16,917
Property, plant and equipment, intangible assets, net	86,418	89,207	98,894
Investments & loans in equity affiliates	6,337	7,328	7,631
Other non-current assets	4,441	5,093	4,484
Working capital	(1,216)	1,968	2,617
Provisions and other non-current liabilities	(24,613)	(24,909)	(25,208)
Assets and liabilities classified as held for sale	308	241	426
CAPITAL EMPLOYED	71,675	78,928	88,844
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	42,142	23,456	38,590
Operating expenses	(16,722)	(11,972)	(16,389)
Exploration & Production | Intercompany
Business segment information
Sales	(34,896)	(18,483)	(31,329)
Refining & Chemicals
Business segment information
Sales	87,600	56,615	87,598
Excise taxes	(1,108)	(2,405)	(3,015)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,583)	(1,878)	(1,527)
Operating income	3,564	(814)	3,342
Net income (loss) from equity affiliates and other items	518	(393)	322
Tax on net operating income	(1,068)	59	(470)
Net operating income	3,014	(1,148)	3,194
Total expenditures	1,638	1,325	1,698
Total divestments	348	149	322
Cash flow from operating activities	6,473	2,438	3,837
Property, plant and equipment, intangible assets, net	11,884	12,486	12,196
Investments & loans in equity affiliates	3,729	3,638	3,787
Other non-current assets	608	791	744
Working capital	(2,558)	(264)	796
Provisions and other non-current liabilities	(3,840)	(4,658)	(3,898)
Assets and liabilities classified as held for sale		(83)
CAPITAL EMPLOYED	9,823	11,910	13,625
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	114,129	71,588	116,973
Operating expenses	(108,982)	(70,524)	(112,104)
Refining & Chemicals | Intercompany
Business segment information
Sales	(27,637)	(17,378)	(32,390)
Marketing & Services
Business segment information
Sales	80,288	63,451	87,280
Excise taxes	(20,121)	(18,576)	(21,052)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,100)	(984)	(980)
Operating income	2,359	1,441	2,052
Net income (loss) from equity affiliates and other items	108	37	101
Tax on net operating income	(738)	(515)	(598)
Net operating income	1,729	963	1,555
Total expenditures	1,242	1,052	1,374
Total divestments	319	158	249
Cash flow from operating activities	2,333	2,101	2,604
Property, plant and equipment, intangible assets, net	8,578	8,734	8,316
Investments & loans in equity affiliates	486	555	433
Other non-current assets	1,105	1,260	1,179
Working capital	378	(43)	178
Provisions and other non-current liabilities	(1,478)	(1,641)	(1,531)
CAPITAL EMPLOYED	9,069	8,865	8,575
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	60,618	45,232	66,887
Operating expenses	(57,159)	(42,807)	(63,855)
Marketing & Services | Intercompany
Business segment information
Sales	(451)	(357)	(659)
Corporate
Business segment information
Sales	25	17	10
Depreciation, depletion and impairment of tangible assets and mineral interests	(113)	(92)	(73)
Operating income	(761)	(901)	(863)
Net income (loss) from equity affiliates and other items	45	272	42
Tax on net operating income	152	(67)	155
Net operating income	(564)	(696)	(666)
Total expenditures	92	145	120
Total divestments	22	177	13
Cash flow from operating activities	(1,232)	(1,787)	(2,134)
Property, plant and equipment, intangible assets, net	638	732	583
Other non-current assets	309	1,042	1,009
Working capital	(4,220)	(4,470)	(3,909)
Provisions and other non-current liabilities	581	606	153
CAPITAL EMPLOYED	(2,692)	(2,090)	(2,164)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	279	240	135
Operating expenses	(927)	(1,049)	(925)
Corporate | Intercompany
Business segment information
Sales	(254)	(223)	(125)
Adjustments
Business segment information
Sales	(44)	20	(64)
Revenues from sales	(44)	20	(64)
Operating expenses	1,290	(2,502)	(140)
Depreciation, depletion and impairment of tangible assets and mineral interests	(821)	(8,952)	(920)
Operating income	425	(11,434)	(1,124)
Net income (loss) from equity affiliates and other items	(2,113)	(922)	696
Tax on net operating income	(362)	982	(209)
Net operating income	(2,050)	(11,374)	(637)
Net cost of net debt	25	(29)	(15)
Non-controlling interests	(3)	102	91
NET INCOME - TotalEnergies SHARE	(2,028)	(11,301)	(561)
Adjustments | Integrated Gas, Renewables and Power
Business segment information
Sales	(44)	20	(64)
Depreciation, depletion and impairment of tangible assets and mineral interests	(342)	(953)	(156)
Operating income	(657)	(1,356)	(460)
Net income (loss) from equity affiliates and other items	(215)	(382)	974
Tax on net operating income	122	298	(130)
Net operating income	(750)	(1,440)	384
NET INCOME - TotalEnergies SHARE	(739)	(1,415)	481
Adjustments | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	(44)	20	(64)
Operating expenses	(271)	(423)	(240)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(418)	(7,693)	(721)
Operating income	(605)	(7,830)	(866)
Net income (loss) from equity affiliates and other items	(1,839)	54	(112)
Tax on net operating income	49	388	49
Net operating income	(2,395)	(7,388)	(929)
NET INCOME - TotalEnergies SHARE	(2,352)	(7,357)	(940)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(187)	(137)	(145)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(25)	(306)	(41)
Operating income	1,445	(1,858)	356
Net income (loss) from equity affiliates and other items	56	(677)	(83)
Tax on net operating income	(396)	348	(82)
Net operating income	1,105	(2,187)	191
NET INCOME - TotalEnergies SHARE	1,086	(2,181)	189
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	1,470	(1,552)	397
Adjustments | Marketing & Services
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(36)		(2)
Operating income	242	(330)	(42)
Net income (loss) from equity affiliates and other items	(61)	(24)	(83)
Tax on net operating income	(70)	93	27
Net operating income	111	(261)	(98)
NET INCOME - TotalEnergies SHARE	98	(228)	(106)
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	278	(330)	(40)
Adjustments | Corporate
Business segment information
Operating income		(60)	(112)
Net income (loss) from equity affiliates and other items	(54)	107
Tax on net operating income	(67)	(145)	(73)
Net operating income	(121)	(98)	(185)
NET INCOME - TotalEnergies SHARE	(121)	(120)	(185)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses		(60)	(112)
Adjustments - Inventory valuation effect
Business segment information
Operating income	1,796	(1,440)	446
NET INCOME - TotalEnergies SHARE	1,495	(1,280)	346
CAPITAL EMPLOYED	(2,040)	(607)	(1,601)
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	1,481	(1,244)	477
Net operating income	1,296	(1,165)	371
NET INCOME - TotalEnergies SHARE	1,277	(1,160)	369
CAPITAL EMPLOYED	(1,754)	(535)	(1,397)
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	315	(196)	(31)
Net operating income	236	(137)	(14)
NET INCOME - TotalEnergies SHARE	218	(120)	(23)
CAPITAL EMPLOYED	(286)	(72)	(204)
ADJUSTED
Business segment information
Sales	205,907	140,665	200,380
Excise taxes	(21,229)	(20,981)	(24,067)
Revenues from sales	184,678	119,684	176,313
Operating expenses	(147,546)	(101,253)	(144,121)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,735)	(13,312)	(14,811)
Operating income	24,397	5,119	17,381
Net income (loss) from equity affiliates and other items	4,769	2,329	2,709
Tax on net operating income	(9,400)	(1,642)	(6,017)
Net operating income	19,766	5,806	14,073
Net cost of net debt	(1,375)	(1,739)	(1,983)
Non-controlling interests	(331)	(8)	(262)
NET INCOME - TotalEnergies SHARE	18,060	4,059	11,828
CAPITAL EMPLOYED	$ 141,813	$ 142,617	$ 148,828
ROACE as a percentage	14.00%	4.00%	10.00%
ADJUSTED | Intercompany
Business segment information
Sales	$ (67,498)	$ (38,444)	$ (67,328)
Revenues from sales	(67,498)	(38,444)	(67,328)
Operating expenses	67,498	38,444	67,328
ADJUSTED | Integrated Gas, Renewables and Power
Business segment information
Sales	30,748	15,609	18,231
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,308)	(1,359)	(1,336)
Operating income	4,007	829	1,644
Net income (loss) from equity affiliates and other items	2,960	1,176	1,356
Tax on net operating income	(724)	(227)	(611)
Net operating income	6,243	1,778	2,389
CAPITAL EMPLOYED	$ 55,978	$ 45,611	$ 41,549
ROACE as a percentage	12.00%	4.00%	6.00%
ADJUSTED | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	$ 35,008	$ 17,612	$ 21,056
Operating expenses	(29,693)	(15,424)	(18,076)
ADJUSTED | Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(4,260)	(2,003)	(2,825)
ADJUSTED | Exploration & Production
Business segment information
Sales	7,246	4,973	7,261
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,692)	(9,305)	(10,938)
Operating income	16,915	2,316	11,408
Net income (loss) from equity affiliates and other items	1,079	643	722
Tax on net operating income	(7,555)	(596)	(4,621)
Net operating income	10,439	2,363	7,509
CAPITAL EMPLOYED	$ 71,675	$ 78,928	$ 88,844
ROACE as a percentage	14.00%	3.00%	8.00%
ADJUSTED | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	$ 42,142	$ 23,456	$ 38,590
Operating expenses	(16,535)	(11,835)	(16,244)
ADJUSTED | Exploration & Production | Intercompany
Business segment information
Sales	(34,896)	(18,483)	(31,329)
ADJUSTED | Refining & Chemicals
Business segment information
Sales	87,600	56,615	87,598
Excise taxes	(1,108)	(2,405)	(3,015)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,558)	(1,572)	(1,486)
Operating income	2,119	1,044	2,986
Net income (loss) from equity affiliates and other items	462	284	405
Tax on net operating income	(672)	(289)	(388)
Net operating income	1,909	1,039	3,003
CAPITAL EMPLOYED	$ 8,069	$ 11,375	$ 12,228
ROACE as a percentage	20.00%	9.00%	26.00%
ADJUSTED | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	$ 114,129	$ 71,588	$ 116,973
Operating expenses	(110,452)	(68,972)	(112,501)
ADJUSTED | Refining & Chemicals | Intercompany
Business segment information
Sales	(27,637)	(17,378)	(32,390)
ADJUSTED | Marketing & Services
Business segment information
Sales	80,288	63,451	87,280
Excise taxes	(20,121)	(18,576)	(21,052)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,064)	(984)	(978)
Operating income	2,117	1,771	2,094
Net income (loss) from equity affiliates and other items	169	61	184
Tax on net operating income	(668)	(608)	(625)
Net operating income	1,618	1,224	1,653
CAPITAL EMPLOYED	$ 8,783	$ 8,793	$ 8,371
ROACE as a percentage	18.00%	14.00%	22.00%
ADJUSTED | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	$ 60,618	$ 45,232	$ 66,887
Operating expenses	(57,437)	(42,477)	(63,815)
ADJUSTED | Marketing & Services | Intercompany
Business segment information
Sales	(451)	(357)	(659)
ADJUSTED | Corporate
Business segment information
Sales	25	17	10
Depreciation, depletion and impairment of tangible assets and mineral interests	(113)	(92)	(73)
Operating income	(761)	(841)	(751)
Net income (loss) from equity affiliates and other items	99	165	42
Tax on net operating income	219	78	228
Net operating income	(443)	(598)	(481)
CAPITAL EMPLOYED	(2,692)	(2,090)	(2,164)
ADJUSTED | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	279	240	135
Operating expenses	(927)	(989)	(813)
ADJUSTED | Corporate | Intercompany
Business segment information
Sales	$ (254)	$ (223)	$ (125)